Goodwill and other intangible assets - Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models (Detail)	Aug. 01, 2025	Aug. 01, 2024
Personal Banking – Canada [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.80%	11.70%
Terminal growth rate	3.00%	3.00%
Caribbean Banking [member]
Disclosure of information for cash-generating units [line items]
Discount rate	12.90%	13.70%
Terminal growth rate	3.50%	3.50%
Commercial Banking [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.50%	11.70%
Terminal growth rate	3.00%	3.00%
Canadian Wealth Management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.80%	12.50%
Terminal growth rate	3.00%	3.00%
Global asset management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.80%	12.40%
Terminal growth rate	3.00%	3.00%
U.S. Wealth Management (including City National) [member]
Disclosure of information for cash-generating units [line items]
Discount rate	12.40%	12.60%
Terminal growth rate	3.00%	3.00%
International Wealth Management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	12.10%	12.30%
Terminal growth rate	3.00%	3.00%
Investor Services [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.90%	12.50%
Terminal growth rate	3.00%	3.00%
Insurance [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.50%	12.50%
Terminal growth rate	3.00%	3.00%
Capital Markets [member]
Disclosure of information for cash-generating units [line items]
Discount rate	13.00%	12.70%
Terminal growth rate	3.00%	3.00%